Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Entity File Number	001-36588
Entity Registrant Name	Höegh LNG Partners LP
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Annual Report	true
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Accelerated Filer
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Incorporation, State or Country Code	1T
Entity Address, Postal Zip Code	HM 12
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young AS
Auditor Firm ID	1572
Auditor Location	Oslo, Norway
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Contact Personnel Name	Håvard Furu
Entity Address, Postal Zip Code	HM 12
Contact Personnel Fax Number	479-755-7401
Contact Personnel Email Address	havard.furu@hoeghlng.com
City Area Code	47
Local Phone Number	9-912-3443
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	HMLP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	33,373,002
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A cumulative redeemable preferred units representing limited partner interests
Trading Symbol	HMLP PRA
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	7,089,325